Employee Benefits (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Net defined benefit liability (asset)	€ 188.4
Service cost	1.9
Net interest expense	0.9
Actuarial loss on pension scheme valuations	7.1
Benefits paid	(1.8)
Foreign exchange differences on translation	(2.5)
Net defined benefit liability (asset)	€ 194.0
Germany | Foreign defined benefit plan
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	1.80%	1.95%